NET LOSS PER SHARE (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Numerator
Net loss attributable to Wowo Limited	$ (43,856,347)	$ (32,172,344)	$ (39,010,476)
Net loss attributable to ordinary shareholders for computing basic net loss per ordinary shares	(84,670,856)	(69,814,192)	(56,590,747)
Denominator
Weighted average ordinary shares outstanding used in computing basic net loss per shares	303,886,640	303,886,640	310,188,010
Weighted average ordinary shares outstanding used in computing diluted net loss per ordinary shares	303,886,640	303,886,640	310,188,010
Net loss per ordinary shares
Basic	$ (0.28)	$ (0.23)	$ (0.18)
Diluted	$ (0.28)	$ (0.23)	$ (0.18)
Anti-dilutive ordinary shares excluded from the calculation of diluted net income per share	39,249,022	34,681,354	44,996,160
Series A-1 Preferred Shares
Numerator
Accretion for convertible redeemable preferred shares	(1,445,125)	(1,199,007)	(289,069)
Net income attributable to Preferred Shareholders for computing basic net income per Preferred Shares	1,445,125	1,199,007	289,069
Denominator
Weighted average ordinary shares outstanding used in computing basic net loss per shares	12,202,988	12,202,988	11,151,244
Net loss per ordinary shares
Basic	$ 0.12	$ 0.10	$ 0.03
Series A-2 Preferred Shares
Numerator
Accretion for convertible redeemable preferred shares	(36,947,001)	(34,336,421)	(15,747,313)
Net income attributable to Preferred Shareholders for computing basic net income per Preferred Shares	36,947,001	34,336,421	15,747,313
Denominator
Weighted average ordinary shares outstanding used in computing diluted net loss per ordinary shares	122,029,877	122,029,877	110,937,536
Net loss per ordinary shares
Basic	$ 0.30	$ 0.28	$ 0.14
Series B Preferred Shares
Numerator
Accretion for convertible redeemable preferred shares	(2,422,383)	(2,106,420)	(1,543,889)
Net income attributable to Preferred Shareholders for computing basic net income per Preferred Shares	$ 2,422,383	$ 2,106,420	$ 1,543,889
Denominator
Weighted average ordinary shares outstanding used in computing basic net loss per shares	30,507,471	30,507,471	25,659,708
Net loss per ordinary shares
Basic	$ 0.08	$ 0.07	$ 0.06